Eaton Vance

Floating-Rate 2022 Target Term Trust

September 30, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 142.2%(1)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 2.6%
AI Convoy (Luxembourg) S.a.r.l.
Term Loan, 4.65%, (6 mo. USD LIBOR + 3.50%), Maturing January 17, 2027	$274	$271,573
Dynasty Acquisition Co., Inc.
Term Loan, 3.72%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026	357	316,607
Term Loan, 3.72%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026	663	588,890
Spirit Aerosystems, Inc.
Term Loan, Maturing January 30, 2025(2)	175	174,125
TransDigm, Inc.
Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing August 22, 2024	1,192	1,130,833
Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing December 9, 2025	2,903	2,754,472
WP CPP Holdings, LLC
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing April 30, 2025	245	216,636

		$5,453,136

Air Transport — 1.0%
Delta Air Lines, Inc.
Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing April 29, 2023	$823	$822,844
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing October 20, 2027	825	833,121
JetBlue Airways Corporation
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing June 17, 2024	173	171,819
Mileage Plus Holdings, LLC
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing June 25, 2027	300	305,461

		$2,133,245

Automotive — 2.8%
Adient US, LLC
Term Loan, 4.42%, (USD LIBOR + 4.25%), Maturing May 6, 2024(3)	$518	$514,549
Autokiniton US Holdings, Inc.
Term Loan, 6.52%, (1 mo. USD LIBOR + 6.38%), Maturing May 22, 2025	293	284,453
Bright Bidco B.V.
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 30, 2024	737	358,252
Chassix, Inc.
Term Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), Maturing November 15, 2023(3)	243	218,813
Clarios Global L.P.
Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing April 30, 2026	1,411	1,377,245
Garrett LX III S.a.r.l.
Term Loan, 5.75%, (USD Prime + 2.50%), Maturing September 27, 2025	98	95,204
Garrett Motion, Inc.
DIP Loan, Maturing March 15, 2021(2)	26	26,021
IAA, Inc.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing June 28, 2026	218	215,239
Tenneco, Inc.
Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	1,400	1,271,213

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Thor Industries, Inc.
Term Loan, 3.94%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026	$409	$407,218
TI Group Automotive Systems, LLC
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing December 16, 2024	1,062	1,060,776

		$5,828,983

Beverage and Tobacco — 0.1%
Arterra Wines Canada, Inc.
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing December 15, 2023	$146	$144,740

		$144,740

Brokerage/Securities Dealers/Investment Houses — 0.4%
Advisor Group, Inc.
Term Loan, 5.15%, (1 mo. USD LIBOR + 5.00%), Maturing July 31, 2026	$422	$409,263
Clipper Acquisitions Corp.
Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024	438	433,249
OZ Management L.P.
Term Loan, 4.94%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023	9	8,500

		$851,012

Building and Development — 3.7%
ACProducts, Inc.
Term Loan, 7.50%, (6 mo. USD LIBOR + 6.50%, Floor 1.00%), Maturing August 18, 2025	$173	$173,784
Advanced Drainage Systems, Inc.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing July 31, 2026	97	97,439
American Builders & Contractors Supply Co., Inc.
Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2027	941	915,444
APi Group DE, Inc.
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing October 1, 2026	571	559,987
Beacon Roofing Supply, Inc.
Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025	219	212,931
Brookfield Property REIT, Inc.
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025	367	299,921
Core & Main L.P.
Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), Maturing August 1, 2024(3)	123	121,254
Cushman & Wakefield U.S. Borrower, LLC
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2025	2,162	2,090,483
LSF11 Skyscraper Holdco S.a.r.l.
Term Loan, Maturing August 7, 2027(2)	400	398,500
NCI Building Systems, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2025	294	290,310
Quikrete Holdings, Inc.
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2027	1,918	1,877,183
Werner FinCo L.P.
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing July 24, 2024	849	821,460

		$7,858,696

Business Equipment and Services — 9.7%
Adtalem Global Education, Inc.
Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025	$147	$144,059
Airbnb, Inc.
Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 17, 2025	324	348,502
AlixPartners, LLP
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing April 4, 2024	1,553	1,518,192

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Allied Universal Holdco, LLC
Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing July 10, 2026	$1,315	$1,303,248
Amentum Government Services Holdings, LLC
Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing February 1, 2027	374	370,789
AppLovin Corporation
Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2025	1,603	1,584,276
Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing August 15, 2025	249	245,952
ASGN Incorporated
Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing April 2, 2025	104	103,444
Asplundh Tree Expert, LLC
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing September 7, 2027	475	475,099
Belfor Holdings, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026	198	197,500
BidFair MergeRight, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing January 15, 2027	248	247,372
Bracket Intermediate Holding Corp.
Term Loan, 4.55%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025	343	336,997
Camelot U.S. Acquisition 1 Co.
Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing October 30, 2026	720	709,969
Term Loan, Maturing October 30, 2026(2)	450	448,969
Cardtronics USA, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing June 29, 2027	224	224,788
CCC Information Services, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing April 29, 2024	909	904,167
Ceridian HCM Holding, Inc.
Term Loan, 2.60%, (1 week USD LIBOR + 2.50%), Maturing April 30, 2025	564	546,595
Deerfield Dakota Holding, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing April 9, 2027	798	795,090
EAB Global, Inc.
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing November 15, 2024	536	522,844
EIG Investors Corp.
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 9, 2023	1,603	1,599,351
Garda World Security Corporation
Term Loan, 4.90%, (1 mo. USD LIBOR + 4.75%), Maturing October 30, 2026	532	530,146
IG Investment Holdings, LLC
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing May 23, 2025	171	169,480
Illuminate Buyer, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing June 16, 2027	325	323,104
IRI Holdings, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing December 1, 2025	614	608,306
Iron Mountain, Inc.
Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026	341	330,444
KAR Auction Services, Inc.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing September 19, 2026	248	239,766
KUEHG Corp.
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 21, 2025	1,379	1,265,369
Loire Finco Luxembourg S.a.r.l.
Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing April 21, 2027	125	121,674

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Pike Corporation
Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing July 24, 2026	$125	$124,349
Pre-Paid Legal Services, Inc.
Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025	201	194,801
Prime Security Services Borrower, LLC
Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), Maturing September 23, 2026(3)	1,103	1,094,392
Red Ventures, LLC
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2024	424	407,521
SMG US Midco 2, Inc.
Term Loan, 2.73%, (USD LIBOR + 2.50%), Maturing January 23, 2025(3)	98	85,446
Spin Holdco, Inc.
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing November 14, 2022	1,902	1,869,447
West Corporation
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing October 10, 2024	122	110,809
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing October 10, 2024	389	355,796

		$20,458,053

Cable and Satellite Television — 5.0%
Altice France S.A.
Term Loan, 3.84%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026	$1,264	$1,219,607
Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026	494	480,512
Charter Communications Operating, LLC
Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing February 1, 2027	1,289	1,263,287
CSC Holdings, LLC
Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026	394	382,262
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2027	467	453,766
Telenet Financing USD, LLC
Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2028	1,500	1,450,624
UPC Broadband Holding B.V.
Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2028	325	313,869
Term Loan, Maturing January 31, 2029(2)	775	752,912
Term Loan, Maturing January 31, 2029(2)	775	752,912
Virgin Media Bristol, LLC
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing January 31, 2028	3,100	3,018,625
Term Loan, Maturing January 31, 2029(2)	475	468,045

		$10,556,421

Chemicals and Plastics — 6.9%
Alpha 3 B.V.
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing January 31, 2024	$1,233	$1,216,361
Aruba Investments, Inc.
Term Loan, 5.25%, (6 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing July 7, 2025	450	448,875
Axalta Coating Systems US Holdings, Inc.
Term Loan, 1.97%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024	2,497	2,442,837
Ferro Corporation
Term Loan, 2.47%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	133	130,914
Term Loan, 2.47%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	136	133,759
Hexion, Inc.
Term Loan, 3.80%, (3 mo. USD LIBOR + 3.50%), Maturing July 1, 2026	296	292,300
INEOS Enterprises Holdings US Finco, LLC
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing August 28, 2026	81	80,951

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
INEOS US Finance, LLC
Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing April 1, 2024	$1,264	$1,230,431
Messer Industries GmbH
Term Loan, 2.72%, (3 mo. USD LIBOR + 2.50%), Maturing March 1, 2026	1,011	993,927
Momentive Performance Materials, Inc.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing May 15, 2024	667	641,011
PMHC II, Inc.
Term Loan, 4.50%, (12 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 31, 2025	736	681,722
PQ Corporation
Term Loan, 2.51%, (3 mo. USD LIBOR + 2.25%), Maturing February 7, 2027	1,711	1,678,110
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing February 7, 2027	773	771,903
Pregis TopCo Corporation
Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing July 31, 2026	248	245,334
Rohm Holding GmbH
Term Loan, 5.32%, (6 mo. USD LIBOR + 5.00%), Maturing July 31, 2026	149	134,171
Starfruit Finco B.V.
Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	1,080	1,047,223
Tronox Finance, LLC
Term Loan, 3.18%, (USD LIBOR + 3.00%), Maturing September 23, 2024(3)	1,202	1,186,563
Venator Materials Corporation
Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024	1,261	1,224,746

		$14,581,138

Conglomerates — 0.7%
Penn Engineering & Manufacturing Corp.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing June 27, 2024	$1,509	$1,486,618

		$1,486,618

Containers and Glass Products — 6.2%
Berry Global, Inc.
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022	$2,000	$1,987,916
Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing July 1, 2026	370	359,795
BWAY Holding Company
Term Loan, 3.52%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024	726	686,849
Flex Acquisition Company, Inc.
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing December 29, 2023	2,131	2,085,068
Term Loan, 3.55%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025	587	571,332
Libbey Glass, Inc.
DIP Loan, 12.00%, (USD LIBOR + 11.00%, Floor 1.00%), Maturing November 27, 2020(3)	415	417,351
DIP Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 2.00% cash, 2.00% PIK, Maturing November 30, 2020	417	427,640
Term Loan, 0.00%, Maturing April 9, 2021(4)	1,467	253,052
Pelican Products, Inc.
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing May 1, 2025	244	234,397
Proampac PG Borrower, LLC
Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), Maturing November 20, 2023(3)	716	707,776
Reynolds Consumer Products, LLC
Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing February 4, 2027	883	872,722

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Reynolds Group Holdings, Inc.
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023	$1,661	$1,647,398
Term Loan, 5.00%, (USD Prime + 1.75%), Maturing February 5, 2023	1,762	1,747,706
Ring Container Technologies Group, LLC
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024	340	332,476
Trident TPI Holdings, Inc.
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing October 17, 2024	757	745,409

		$13,076,887

Cosmetics/Toiletries — 0.5%
Kronos Acquisition Holdings, Inc.
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing May 15, 2023	$998	$994,810

		$994,810

Drugs — 6.0%
Akorn, Inc.
Term Loan, 15.50%, (1 mo. USD LIBOR + 14.50%, Floor 1.00%), 14.75% cash, 0.75% PIK, Maturing April 16, 2021	$517	$440,832
Albany Molecular Research, Inc.
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing August 30, 2024	728	718,497
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing August 30, 2025	500	495,000
Amneal Pharmaceuticals, LLC
Term Loan, 3.69%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025	1,368	1,294,779
Bausch Health Companies, Inc.
Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025	402	395,067
Catalent Pharma Solutions, Inc.
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing May 18, 2026	320	319,325
Elanco Animal Health Incorporated
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing August 1, 2027	757	737,206
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), Maturing April 29, 2024	2,404	2,303,774
Grifols Worldwide Operations USA, Inc.
Term Loan, 2.10%, (1 week USD LIBOR + 2.00%), Maturing November 15, 2027	347	340,970
Jaguar Holding Company II
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing August 18, 2022	2,901	2,894,248
Mallinckrodt International Finance S.A.
Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing September 24, 2024	2,358	1,986,581
Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing February 24, 2025	216	184,067
Packaging Coordinators Midco, Inc.
Term Loan, Maturing September 25, 2027(2)	475	474,109

		$12,584,455

Ecological Services and Equipment — 2.1%
Advanced Disposal Services, Inc.
Term Loan, 3.00%, (1 week USD LIBOR + 2.25%, Floor 0.75%), Maturing November 10, 2023	$2,680	$2,676,492

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
EnergySolutions, LLC
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing May 9, 2025	$661	$636,078
GFL Environmental, Inc.
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing May 30, 2025	1,083	1,080,035
US Ecology Holdings, Inc.
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing November 1, 2026	99	98,258

		$4,490,863

Electronics/Electrical — 25.2%
Allegro Microsystems, Inc.
Term Loan, Maturing September 24, 2027(2)	$225	$224,719
Applied Systems, Inc.
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing September 19, 2024	1,907	1,899,866
Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing September 19, 2025	175	177,844
Aptean, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing April 23, 2026	271	264,817
Astra Acquisition Corp.
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 1, 2027	323	324,992
Avast Software B.V.
Term Loan, 3.25%, (3 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing September 29, 2023	125	124,178
Banff Merger Sub, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing October 2, 2025	2,370	2,307,324
Barracuda Networks, Inc.
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing February 12, 2025	858	850,476
Buzz Merger Sub, Ltd.
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing January 29, 2027	224	219,677
Castle US Holding Corporation
Term Loan, 3.97%, (3 mo. USD LIBOR + 3.75%), Maturing January 29, 2027	407	393,298
CDW, LLC
Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing October 13, 2026	495	494,611
Celestica, Inc.
Term Loan, 2.64%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025	88	86,625
CentralSquare Technologies, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025	319	287,860
Cohu, Inc.
Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	294	283,674
CommScope, Inc.
Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026	693	676,974
Cornerstone OnDemand, Inc.
Term Loan, 4.41%, (1 mo. USD LIBOR + 4.25%), Maturing April 22, 2027	700	699,782
CPI International, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 26, 2024	683	663,279
Datto, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing April 2, 2026	123	123,418
ECI Macola/Max Holdings, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing September 27, 2024	317	314,765

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Electro Rent Corporation
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing January 31, 2024	$874	$873,250
Epicor Software Corporation
Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing July 30, 2027	3,539	3,530,555
EXC Holdings III Corp.
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing December 2, 2024	668	660,954
Finastra USA, Inc.
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 13, 2024	1,882	1,768,406
Fiserv Investment Solutions, Inc.
Term Loan, 5.02%, (3 mo. USD LIBOR + 4.75%), Maturing February 18, 2027	224	223,946
Flexera Software, LLC
Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), Maturing February 26, 2025(3)	658	655,310
GlobalLogic Holdings, Inc.
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing August 1, 2025	172	167,526
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing August 13, 2027	300	298,500
Go Daddy Operating Company, LLC
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing August 10, 2027	449	443,264
Hyland Software, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing July 1, 2024	3,680	3,666,222
Infoblox, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023	564	565,978
Informatica, LLC
Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing February 25, 2027	2,363	2,311,923
LogMeIn, Inc.
Term Loan, 4.91%, (1 mo. USD LIBOR + 4.75%), Maturing August 31, 2027	625	605,208
MA FinanceCo., LLC
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	247	236,529
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing June 5, 2025	725	722,734
MACOM Technology Solutions Holdings, Inc.
Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024	571	555,626
Marcel LUX IV S.a.r.l.
Term Loan, 3.39%, (1 mo. USD LIBOR + 3.25%), Maturing March 15, 2026	594	579,878
Term Loan, Maturing September 22, 2027(2)	175	174,562
Microchip Technology Incorporated
Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025	597	596,212
Milano Acquisition Corp.
Term Loan, Maturing October 1, 2027(2)	1,175	1,165,453
MKS Instruments, Inc.
Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing February 2, 2026	132	130,384
NCR Corporation
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing August 28, 2026	371	362,665
Recorded Books, Inc.
Term Loan, 4.16%, (1 mo. USD LIBOR + 4.00%), Maturing August 29, 2025	94	93,874
Redstone Buyer, LLC
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing September 1, 2027	650	647,969
Refinitiv US Holdings, Inc.
Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	789	782,812
Seattle Spinco, Inc.
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	1,666	1,597,441

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
SGS Cayman L.P.
Term Loan, 5.60%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	$147	$128,262
SkillSoft Corporation
Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing December 27, 2024	178	179,374
Term Loan - Second Lien, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 27, 2025	587	580,913
SolarWinds Holdings, Inc.
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	1,425	1,402,136
Solera, LLC
Term Loan, 2.94%, (2 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	2,497	2,449,630
Sophia L.P.
2020 1st Lien Term Loan, Maturing October 7, 2027(2)	175	174,152
Sparta Systems, Inc.
Term Loan, 3.72%, (3 mo. USD LIBOR + 3.50%), Maturing August 21, 2024	470	447,821
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	301	292,199
SS&C Technologies, Inc.
Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	428	415,900
STG-Fairway Holdings, LLC
Term Loan, 3.47%, (3 mo. USD LIBOR + 3.25%), Maturing January 31, 2027	175	170,271
Sutherland Global Services, Inc.
Term Loan, 6.38%, (3 mo. USD LIBOR + 5.38%, Floor 1.00%), Maturing April 23, 2021	632	551,006
Syncsort Incorporated
Term Loan, 6.51%, (3 mo. USD LIBOR + 6.25%), Maturing August 16, 2024	1,261	1,244,444
Tech Data Corporation
Term Loan, 3.64%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2025	475	476,583
Tibco Software, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing June 30, 2026	1,646	1,608,843
TTM Technologies, Inc.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	54	52,701
Uber Technologies, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	1,935	1,910,327
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing April 4, 2025	1,337	1,329,539
Ultimate Software Group, Inc. (The)
Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing May 4, 2026	644	639,328
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing May 4, 2026	1,650	1,647,551
Ultra Clean Holdings, Inc.
Term Loan, 4.65%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	286	285,625
Verifone Systems, Inc.
Term Loan, 4.25%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	1,106	997,299
Veritas US, Inc.
Term Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing September 1, 2025	1,050	1,027,950
VS Buyer, LLC
Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing February 28, 2027	448	441,593
Vungle, Inc.
Term Loan, 5.65%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2026	272	270,889
Western Digital Corporation
Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023	676	671,736

		$53,231,432

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Equipment Leasing — 0.5%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), Maturing January 15, 2025	$1,044	$1,022,152

		$1,022,152

Financial Intermediaries — 2.9%
Apollo Commercial Real Estate Finance, Inc.
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing May 15, 2026	$148	$141,459
Aretec Group, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025	1,503	1,437,665
Claros Mortgage Trust, Inc.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing August 9, 2026	297	287,719
EIG Management Company, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing February 22, 2025	98	97,500
Focus Financial Partners, LLC
Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing July 3, 2024	1,128	1,100,931
Franklin Square Holdings L.P.
Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2025	196	194,040
Greenhill & Co., Inc.
Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024	509	502,391
GreenSky Holdings, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing March 29, 2025	200	194,512
Term Loan, 3.44%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025	1,316	1,247,147
Harbourvest Partners, LLC
Term Loan, 2.53%, (3 mo. USD LIBOR + 2.25%), Maturing March 3, 2025	159	157,131
Starwood Property Trust, Inc.
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing July 27, 2026	198	192,308
Victory Capital Holdings, Inc.
Term Loan, 2.80%, (3 mo. USD LIBOR + 2.50%), Maturing July 1, 2026	444	438,496
Virtus Investment Partners, Inc.
Term Loan, 3.00%, (3 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing June 1, 2024	48	47,731

		$6,039,030

Food Products — 3.2%
Alphabet Holding Company, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	$1,358	$1,325,408
Atkins Nutritionals Holdings II, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing July 7, 2024	139	139,308
B&G Foods, Inc.
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing October 10, 2026	83	82,545
Badger Buyer Corp.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing September 30, 2024	487	463,065
CHG PPC Parent, LLC
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025	196	188,657
Froneri International, Ltd.
Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing January 31, 2027	823	794,521
H Food Holdings, LLC
Term Loan, 3.83%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025	662	646,266
Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025	172	168,821

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
HLF Financing S.a.r.l.
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing August 18, 2025	$417	$411,380
JBS USA LUX S.A.
Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing May 1, 2026	2,095	2,049,270
Nomad Foods Europe Midco Limited
Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024	245	239,411
Shearer’s Foods, Inc.
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing September 23, 2027	175	174,475

		$6,683,127

Food Service — 1.8%
1011778 B.C. Unlimited Liability Company
Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing November 19, 2026	$1,811	$1,744,520
Aramark Services, Inc.
Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing March 11, 2025	326	314,157
IRB Holding Corp.
Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), Maturing February 5, 2025(3)	808	773,762
Restaurant Technologies, Inc.
Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	74	71,016
US Foods, Inc.
Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing June 27, 2023	317	305,783
Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing September 13, 2026	644	618,263

		$3,827,501

Food/Drug Retailers — 0.1%
BW Gas & Convenience Holdings, LLC
Term Loan, 6.40%, (1 mo. USD LIBOR + 6.25%), Maturing November 18, 2024	$241	$241,979

		$241,979

Forest Products — 0.2%
Neenah, Inc.
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing June 25, 2027	$374	$374,063

		$374,063

Health Care — 13.7%
Accelerated Health Systems, LLC
Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025	$221	$215,536
ADMI Corp.
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing April 30, 2025	1,182	1,140,882
Alliance Healthcare Services, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing October 24, 2023	228	175,276
athenahealth, Inc.
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026	739	730,439
Avantor Funding, Inc.
Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing November 21, 2024	164	161,905
BioClinica Holding I L.P.
Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing October 20, 2023	726	701,924
BW NHHC Holdco, Inc.
Term Loan, 5.27%, (3 mo. USD LIBOR + 5.00%), Maturing May 15, 2025	391	336,688
Certara L.P.
Term Loan, 3.72%, (3 mo. USD LIBOR + 3.50%), Maturing August 15, 2024	967	957,414

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Change Healthcare Holdings, LLC
Term Loan, 3.50%, (USD LIBOR + 2.50%, Floor 1.00%), Maturing March 1, 2024(3)	$1,873	$1,838,622
CHG Healthcare Services, Inc.
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing June 7, 2023	2,282	2,247,340
CryoLife, Inc.
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing December 1, 2024	170	169,337
Ensemble RCM, LLC
Term Loan, 4.01%, (3 mo. USD LIBOR + 3.75%), Maturing August 3, 2026	198	196,268
Envision Healthcare Corporation
Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025	2,484	1,791,779
Gentiva Health Services, Inc.
Term Loan, 3.44%, (1 mo. USD LIBOR + 3.25%), Maturing July 2, 2025	965	946,691
GHX Ultimate Parent Corporation
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing June 28, 2024	1,355	1,321,267
Greatbatch, Ltd.
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing October 27, 2022	628	628,203
Hanger, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025	414	412,476
Inovalon Holdings, Inc.
Term Loan, 3.19%, (1 mo. USD LIBOR + 3.00%), Maturing April 2, 2025	464	455,926
IQVIA, Inc.
Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing March 7, 2024	1,344	1,329,099
Medical Solutions, LLC
Term Loan, 5.50%, (6 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing June 14, 2024	149	143,674
MPH Acquisition Holdings, LLC
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing June 7, 2023	1,802	1,775,317
National Mentor Holdings, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026	11	10,684
Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026	236	234,059
Navicure, Inc.
Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing October 22, 2026	373	365,663
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing October 22, 2026	200	196,000
One Call Corporation
Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing November 25, 2022	474	415,820
Ortho-Clinical Diagnostics S.A.
Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	1,746	1,676,869
Parexel International Corporation
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	859	825,145
Phoenix Guarantor, Inc.
Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing March 5, 2026	741	724,605
Radiology Partners, Inc
Term Loan, 5.67%, (USD LIBOR + 4.25%), Maturing July 9, 2025(3)	480	462,250
Select Medical Corporation
Term Loan, 2.78%, (6 mo. USD LIBOR + 2.50%), Maturing March 6, 2025	2,144	2,095,065
Sound Inpatient Physicians
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2025	196	192,160

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Surgery Center Holdings, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing September 3, 2024	$721	$684,306
Team Health Holdings, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing February 6, 2024	733	617,474
Tecomet, Inc.
Term Loan, 4.68%, (6 mo. USD LIBOR + 3.50%), Maturing May 1, 2024	1,207	1,180,678
U.S. Anesthesia Partners, Inc.
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing June 23, 2024	713	674,456
Verscend Holding Corp.
Term Loan, 4.65%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	588	584,812
Viant Medical Holdings, Inc.
Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	196	181,790
Wink Holdco, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing December 2, 2024	170	170,001

		$28,967,900

Home Furnishings — 1.1%
Serta Simmons Bedding, LLC
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing August 10, 2023	$624	$625,040
Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing August 10, 2023	2,065	1,688,186

		$2,313,226

Industrial Equipment — 6.2%
AI Alpine AT Bidco GmbH
Term Loan, 4.21%, (6 mo. USD LIBOR + 3.00%), Maturing October 31, 2025	$98	$91,373
Altra Industrial Motion Corp.
Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025	246	240,959
Apex Tool Group, LLC
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), Maturing August 1, 2024	909	861,809
CFS Brands, LLC
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing March 20, 2025	98	87,392
CPM Holdings, Inc.
Term Loan, 3.91%, (1 mo. USD LIBOR + 3.75%), Maturing November 17, 2025	123	115,885
Delachaux Group S.A.
Term Loan, 5.36%, (6 mo. USD LIBOR + 4.50%), Maturing April 16, 2026	173	166,753
DXP Enterprises, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing August 29, 2023	174	170,955
Dynacast International, LLC
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing January 28, 2022	860	786,833
Engineered Machinery Holdings, Inc.
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 19, 2024	851	831,791
EWT Holdings III Corp.
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing December 20, 2024	1,685	1,665,174
Filtration Group Corporation
Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025	1,103	1,084,608

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Gardner Denver, Inc.
Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027	$441	$427,045
Gates Global, LLC
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 1, 2024	1,935	1,910,546
Hayward Industries, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024	717	700,587
Ingersoll-Rand Services Company
Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027	522	506,377
LTI Holdings, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025	172	159,495
Term Loan, 4.90%, (1 mo. USD LIBOR + 4.75%), Maturing July 24, 2026	74	69,331
Rexnord, LLC
Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing August 21, 2024	1,173	1,170,576
Robertshaw US Holding Corp.
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing February 28, 2025	390	339,625
Thermon Industries, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing October 30, 2024	87	86,720
Titan Acquisition Limited
Term Loan, 3.36%, (3 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	1,144	1,084,234
Vertical Midco GmbH
Term Loan, 4.57%, (3 mo. USD LIBOR + 4.25%), Maturing July 30, 2027	525	521,765

		$13,079,833

Insurance — 6.5%
Alliant Holdings Intermediate, LLC
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing May 9, 2025	$874	$850,730
Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025	173	170,058
AmWINS Group, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing January 25, 2024	1,112	1,104,459
AssuredPartners Capital, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing February 12, 2027	199	199,000
AssuredPartners, Inc.
Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2027	571	555,136
Asurion, LLC
Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022	2,162	2,139,243
Term Loan - Second Lien, 6.65%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025	1,761	1,769,070
FrontDoor, Inc.
Term Loan, 2.69%, (1 mo. USD LIBOR + 2.50%), Maturing August 16, 2025	172	170,428
Hub International Limited
Term Loan, 3.26%, (3 mo. USD LIBOR + 3.00%), Maturing April 25, 2025	1,882	1,821,474
Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing April 25, 2025	695	694,006
NFP Corp.
Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing February 15, 2027	1,381	1,325,957
Ryan Specialty Group, LLC
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing September 1, 2027	725	721,375

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Sedgwick Claims Management Services, Inc.
Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025	$467	$451,437
USI, Inc.
Term Loan, 3.22%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024	1,261	1,222,382
Term Loan, 4.22%, (3 mo. USD LIBOR + 4.00%), Maturing December 2, 2026	546	543,760

		$13,738,515

Leisure Goods/Activities/Movies — 5.0%
AMC Entertainment Holdings, Inc.
Term Loan, 3.22%, (3 mo. USD LIBOR + 3.00%), Maturing April 22, 2026	$714	$462,396
Ancestry.com Operations, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing August 27, 2026	1,580	1,580,299
Bombardier Recreational Products, Inc.
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing May 24, 2027	275	279,469
Carnival Corporation
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing June 30, 2025	549	556,397
ClubCorp Holdings, Inc.
Term Loan, 2.97%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024	655	564,381
Crown Finance US, Inc.
Term Loan, 2.77%, (6 mo. USD LIBOR + 2.50%), Maturing February 28, 2025	607	413,757
Term Loan, 3.02%, (6 mo. USD LIBOR + 2.75%), Maturing September 30, 2026	569	381,967
Delta 2 (LUX) S.a.r.l.
Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing February 1, 2024	1,000	975,347
Live Nation Entertainment, Inc.
Term Loan, 1.94%, (1 mo. USD LIBOR + 1.75%), Maturing October 17, 2026	2,903	2,722,780
Match Group, Inc.
Term Loan, 2.00%, (3 mo. USD LIBOR + 1.75%), Maturing February 13, 2027	275	271,219
Motion Finco S.a.r.l.
Term Loan, 3.47%, (3 mo. USD LIBOR + 3.25%), Maturing November 12, 2026	26	22,612
Term Loan, 3.47%, (3 mo. USD LIBOR + 3.25%), Maturing November 12, 2026	197	172,046
NASCAR Holdings, Inc.
Term Loan, 2.89%, (1 mo. USD LIBOR + 2.75%), Maturing October 19, 2026	282	276,376
Playtika Holding Corp.
Term Loan, 7.00%, (6 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing December 10, 2024	1,275	1,279,935
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 14, 2025	195	186,650
Travel Leaders Group, LLC
Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024	367	271,638
UFC Holdings, LLC
Term Loan, 4.25%, (6 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing April 29, 2026	173	170,699

		$10,587,968

Lodging and Casinos — 5.7%
Aristocrat Technologies, Inc.
Term Loan, 2.02%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024	$204	$199,741
Boyd Gaming Corporation
Term Loan, 2.36%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023	1,836	1,789,843

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
CCM Merger, Inc.
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing August 8, 2021	$837	$834,278
CityCenter Holdings, LLC
Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing April 18, 2024	1,190	1,145,351
Four Seasons Hotels Limited
Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023	2,902	2,828,009
Golden Nugget, Inc.
Term Loan, 3.25%, (2 mo. USD LIBOR + 2.50%, Floor 0.75%), Maturing October 4, 2023	2,979	2,684,153
GVC Holdings (Gibraltar) Limited
Term Loan, 3.25%, (3 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing March 29, 2024	912	899,286
Playa Resorts Holding B.V.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 29, 2024	461	408,063
Stars Group Holdings B.V. (The)
Term Loan, 3.72%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025	809	810,181
Wyndham Hotels & Resorts, Inc.
Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025	490	473,463

		$12,072,368

Nonferrous Metals/Minerals — 0.2%
American Consolidated Natural Resources, Inc.
Term Loan, 13.15%, (1 mo. USD LIBOR + 13.00%), Maturing September 16, 2025	$239	$166,205
Oxbow Carbon, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023	216	212,390

		$378,595

Oil and Gas — 2.6%
Apergy Corporation
Term Loan, 2.69%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025	$69	$67,287
Blackstone CQP Holdco L.P.
Term Loan, 3.73%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024	395	387,471
Buckeye Partners L.P.
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing November 1, 2026	1,045	1,027,773
Centurion Pipeline Company, LLC
Term Loan, 4.14%, (1 mo. USD LIBOR + 4.00%), Maturing September 28, 2025	100	98,000
Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing September 29, 2025	98	97,267
CITGO Holding, Inc.
Term Loan, 8.00%, (6 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing August 1, 2023	99	93,307
CITGO Petroleum Corporation
Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing March 28, 2024	875	835,002
Delek US Holdings, Inc.
Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025	74	70,021
Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 31, 2025	224	218,558
Fieldwood Energy, LLC
DIP Loan, 3.68%, (1 mo. USD LIBOR + 8.75%), Maturing August 4, 2021(5)	222	222,707
Term Loan, 0.00%, Maturing April 11, 2022(4)	1,500	393,750
McDermott Technology Americas, Inc.
Term Loan, 3.15%(1 mo. USD LIBOR + 3.00%), Maturing June 30, 2024	9	8,198
Term Loan, 4.15%(1 mo. USD LIBOR + 4.00%), Maturing June 30, 2025	80	65,339
Prairie ECI Acquiror, L.P.
Term Loan, 4.90%, (1 mo. USD LIBOR + 4.75%), Maturing March 11, 2026	1,293	1,171,539

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
PSC Industrial Holdings Corp.
Term Loan, 4.98%, (6 mo. USD LIBOR + 3.75%), Maturing October 11, 2024	$292	$277,892
UGI Energy Services, LLC
Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing August 13, 2026	395	394,506

		$5,428,617

Publishing — 1.5%
Alchemy Copyrights, LLC
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing August 16, 2027	$200	$200,000
Ascend Learning, LLC
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 12, 2024	1,261	1,248,783
Getty Images, Inc.
Term Loan, 4.69%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026	706	663,037
Nielsen Finance, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing June 4, 2025	324	324,188
ProQuest, LLC
Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing October 23, 2026	849	841,287

		$3,277,295

Radio and Television — 3.8%
Cumulus Media New Holdings, Inc.
Term Loan, 4.75%, (6 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 31, 2026	$198	$188,100
Diamond Sports Group, LLC
Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2026	1,658	1,293,435
Entercom Media Corp.
Term Loan, 2.64%, (1 mo. USD LIBOR + 2.50%), Maturing November 18, 2024	738	697,725
Entravision Communications Corporation
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	306	292,995
Gray Television, Inc.
Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	234	229,936
Hubbard Radio, LLC
Term Loan, 5.25%, (6 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing March 28, 2025	1,169	1,124,535
iHeartCommunications, Inc.
Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2026	868	825,884
Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing May 1, 2026	175	168,889
Nexstar Broadcasting, Inc.
Term Loan, 2.39%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	515	502,382
Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing September 18, 2026	192	188,523
Sinclair Television Group, Inc.
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026	248	242,364
Terrier Media Buyer, Inc.
Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing December 17, 2026	695	679,292
Univision Communications, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing March 15, 2024	1,684	1,625,039

		$8,059,099

Retailers (Except Food and Drug) — 3.0%
Apro, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing November 14, 2026	$1,291	$1,278,059

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Ascena Retail Group, Inc.
DIP Loan, 12.75%, (1 mo. USD LIBOR + 11.75%, Floor 1.00%), Maturing March 16, 2021	$249	$336,248
Term Loan, 0.00%, Maturing August 21, 2022(4)	717	158,967
Bass Pro Group, LLC
Term Loan, 5.75%, (3 mo. USD LIBOR + 5.00%, Floor 0.75%), Maturing September 25, 2024	995	989,089
BJ’s Wholesale Club, Inc.
Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing February 3, 2024	833	820,345
Hoya Midco, LLC
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 30, 2024	726	626,667
LSF9 Atlantis Holdings, LLC
Term Loan, 7.00%, (1 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing May 1, 2023	359	349,981
PetSmart, Inc.
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 11, 2022	1,728	1,725,991

		$6,285,347

Steel — 2.1%
Atkore International, Inc.
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing December 22, 2023	$1,889	$1,885,040
GrafTech Finance, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing February 12, 2025	832	824,422
Phoenix Services International, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 1, 2025	341	328,453
Zekelman Industries, Inc.
Term Loan, 2.14%, (1 mo. USD LIBOR + 2.00%), Maturing January 24, 2027	1,542	1,497,670

		$4,535,585

Surface Transport — 0.8%
Kenan Advantage Group, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022	$293	$283,015
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022	964	929,235
PODS, LLC
Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing December 6, 2024	215	211,528
XPO Logistics, Inc.
Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	225	221,648

		$1,645,426

Telecommunications — 5.7%
Cablevision Lightpath, LLC
Term Loan, Maturing September 15, 2027(2)	$150	$149,156
CenturyLink, Inc.
Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing March 15, 2027	2,754	2,651,151
Colorado Buyer, Inc.
Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing May 1, 2024	726	638,550
Global Eagle Entertainment, Inc.
DIP Loan, 11.25%, (1 mo. USD LIBOR + 10.00%, Floor 1.25%), Maturing January 22, 2021	114	114,014
Term Loan, 0.00%, Maturing January 6, 2023(4)	766	533,620

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Intelsat Jackson Holdings S.A.
DIP Loan, 5.05%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing July 13, 2022(5)	$267	$272,079
Term Loan, 8.00%, (USD Prime + 4.75%), Maturing November 27, 2023	900	906,975
Onvoy, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing February 10, 2024	774	744,429
Plantronics, Inc.
Term Loan, 2.65%, (USD LIBOR + 2.50%), Maturing July 2, 2025(3)	495	466,258
Syniverse Holdings, Inc.
Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing March 9, 2023	366	284,883
T-Mobile USA, Inc.
Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing April 1, 2027	1,197	1,197,534
Telesat Canada
Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing December 7, 2026	546	529,499
Zayo Group Holdings, Inc.
Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing March 9, 2027	970	943,726
Ziggo Financing Partnership
Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing April 30, 2028	2,650	2,561,299

		$11,993,173

Utilities — 2.7%
Brookfield WEC Holdings, Inc.
Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing August 1, 2025	$1,278	$1,249,019
Calpine Corporation
Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2024	1,934	1,886,540
Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing April 5, 2026	346	337,092
Granite Acquisition, Inc.
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing September 19, 2022	1,214	1,209,965
USIC Holdings, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing December 8, 2023	1,113	1,099,826

		$5,782,442

Total Senior Floating-Rate Loans (identified cost $311,701,355)		$300,063,730

Corporate Bonds & Notes — 10.5%

Security	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 0.8%
Air Canada
7.75%, 4/15/21(6)	$190	$190,831
American Airlines Group, Inc.
5.00%, 6/1/22(6)	500	341,250
Bombardier, Inc.
6.125%, 1/15/23(6)	1,000	856,000

Security	Principal Amount (000’s omitted)	Value
United Airlines Holdings, Inc.
4.25%, 10/1/22	$250	$231,563

		$1,619,644

Automotive — 0.3%
ZF North America Capital, Inc.
4.50%, 4/29/22(6)	$545	$560,693

		$560,693

Building and Development — 0.2%
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
5.875%, 4/15/23(6)	$500	$526,822

		$526,822

Cable and Satellite Television — 0.5%
CSC Holdings, LLC
5.875%, 9/15/22	$925	$979,922

		$979,922

Chemicals and Plastics — 0.2%
OCI N.V.
6.625%, 4/15/23(6)	$500	$517,625

		$517,625

Drugs — 0.3%
Bausch Health Companies, Inc.
5.50%, 3/1/23(6)	$600	$599,625

		$599,625

Energy — 0.5%
Sunoco, L.P./Sunoco Finance Corp.
4.875%, 1/15/23	$1,000	$1,008,645

		$1,008,645

Financial Intermediaries — 1.8%
Ally Financial, Inc.
4.625%, 5/19/22	$1,000	$1,051,033
Ford Motor Credit Co., LLC
5.875%, 8/2/21	321	327,621
3.087%, 1/9/23	925	908,331
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.25%, 2/1/22	500	506,397
Navient Corp.
5.50%, 1/25/23	1,007	1,019,371

		$3,812,753

Food/Drug Retailers — 0.0%(7)
Safeway, Inc.
4.75%, 12/1/21	$9	$9,145

		$9,145

Health Care — 0.1%
Acadia Healthcare Co., Inc.
5.625%, 2/15/23	$310	$312,745

		$312,745

Security	Principal Amount (000’s omitted)	Value
Internet Software & Services — 0.5%
Netflix, Inc.
5.50%, 2/15/22	$1,000	$1,050,000

		$1,050,000

Lodging and Casinos — 0.1%
MGM Resorts International
6.00%, 3/15/23	$310	$322,177

		$322,177

Metals\Mining — 0.4%
Hudbay Minerals, Inc.
7.25%, 1/15/23(6)	$769	$783,842

		$783,842

Oil and Gas — 1.5%
Energy Transfer Operating, L.P.
4.25%, 3/15/23	$1,000	$1,040,999
Great Western Petroleum, LLC/Great Western Finance Corp.
9.00%, 9/30/21(6)	500	296,250
Newfield Exploration Co.
5.75%, 1/30/22	155	155,931
SM Energy Co.
6.125%, 11/15/22	682	532,973
Tervita Corp.
7.625%, 12/1/21(6)	1,287	1,178,010

		$3,204,163

Real Estate Investment Trusts (REITs) — 0.4%
Service Properties Trust
5.00%, 8/15/22	$770	$769,215

		$769,215

Surface Transport — 0.8%
DAE Funding, LLC
5.25%, 11/15/21(6)	$1,000	$1,015,000
XPO Logistics, Inc.
6.50%, 6/15/22(6)	750	753,544

		$1,768,544

Technology — 0.3%
Dell International, LLC/EMC Corp.
5.875%, 6/15/21(6)	$662	$664,092

		$664,092

Telecommunications — 1.8%
Hughes Satellite Systems Corp.
7.625%, 6/15/21	$1,000	$1,038,750
SBA Communications Corp.
4.00%, 10/1/22	90	90,844
Sprint Communications, Inc.
6.00%, 11/15/22	1,500	1,618,125

Security	Principal Amount (000’s omitted)	Value
T-Mobile USA, Inc.
6.00%, 3/1/23	$1,000	$1,003,850

		$3,751,569

Total Corporate Bonds & Notes (identified cost $22,728,220)		$22,261,221

Common Stocks — 0.4%

Security	Shares	Value
Electronics/Electrical — 0.4%
Software Luxembourg Holding S.A.(8)(9)	5,496	$796,920

		$796,920

Nonferrous Metals/Minerals — 0.0%(7)
Acnr Holdings, Inc.(8)(9)	1,237	$14,225

		$14,225

Oil and Gas — 0.0%(7)
McDermott International, Ltd.(8)(9)	35,449	$85,078

		$85,078

Total Common Stocks (identified cost $935,217)		$896,223

Preferred Stocks — 0.0%(7)

Security	Shares	Value
Nonferrous Metals/Minerals — 0.0%(7)
Acnr Holdings, Inc.(8)(9)	584	$8,760

Total Preferred Stocks (identified cost $0)		$8,760

Short-Term Investments — 2.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(10)	5,612,737	$5,612,737

Total Short-Term Investments (identified cost $5,612,737)		$5,612,737

Total Investments — 155.8% (identified cost $340,977,529)		$328,842,671

Less Unfunded Loan Commitments — (0.2)%		$(332,757)

Net Investments — 155.6% (identified cost $340,644,772)		$328,509,914

Notes Payable — (38.6)%		$(81,500,000)

Description	Value

Variable Rate Term Preferred Shares, at Liquidation Value — (15.2)%	$(32,000,000)

Other Assets, Less Liabilities — (1.8)%	$(3,935,418)

Net Assets Applicable to Common Shares — 100.0%	$211,074,496

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(2)	This Senior Loan will settle after September 30, 2020, at which time the interest rate will be determined.

(3)

The stated interest rate represents the weighted average interest rate at September 30, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(4)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)

Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion and the commitment fees on the portion of the loan that is unfunded. At September 30, 2020, the total value of unfunded loan commitments is $336,476.

(6)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2020, the aggregate value of these securities is $8,283,584 or 3.9% of the Trust’s net assets applicable to common shares.

(7)	Amount is less than 0.05%.

(8)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(9)	Non-income producing security.

(10)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2020.

Abbreviations:

DIP	-	Debtor In Possession

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

USD	-	United States Dollar

The Trust did not have any open derivative instruments at September 30, 2020.

At September 30, 2020, the value of the Trust’s investment in affiliated funds was $5,612,737, which represents 2.7% of the Trust’s net assets applicable to common shares. Transactions in affiliated funds by the Trust for the fiscal year to date ended September 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$3,044,693	$26,648,970	$(24,080,768)	$(158)	$—	$5,612,737	$2,403	5,612,737

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2020, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$299,730,973	$—	$299,730,973
Corporate Bonds & Notes	—	22,261,221	—	22,261,221
Common Stocks	85,078	811,145	—	896,223
Preferred Stocks	—	8,760	—	8,760
Short-Term Investments	—	5,612,737	—	5,612,737
Total Investments	$85,078	$328,424,836	$—	$328,509,914

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.